CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net income	$ 2,125	$ 1,637	$ 1,325
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	50	58	56
Depreciation	78	97	98
Investment securities gains	(2)		(31)
Amortization of discounts, premiums, and deferred loan fees, net	581	1,803	2,220
Amortization of unallocated ESOP shares	177	221	52
Trading losses		31
Purchases of trading securities		(961)
Sale of trading securities		960
Deferred income taxes	65	(58)	3
Earnings on bank owned life insurance	(126)	(131)	(134)
Decrease (increase) in accrued interest receivable	(19)	302	(310)
Increase in accrued interest payable	133	58	33
Increase (decrease) in deferred director compensation payable	59	29	(107)
Decrease (increase) in cash items in process of collection	1,230	(1,230)
Other, net	222	83	88
Net cash provided by operating activities	4,573	2,898	3,293
Available for sale:
Purchase of investment securities	(64,664)	(99,794)	(72,318)
Proceeds from repayments of investment securities	42,331	97,203	21,137
Proceeds from sales of investment securities	1,257		6,354
Held to maturity:
Purchase of investment securities			(9,358)
Purchase of mortgage-backed securities		(21,954)	(6,750)
Proceeds from repayments of investment securities	2,483	833	36,466
Proceeds from repayments of mortgage-backed securities	13,599	30,207	32,191
Purchase of certificates of deposit	(348)	(10,138)	(100)
Maturities/redemptions of certificates of deposit	10,373	100	100
Purchase of loans	(11,127)	(13,692)	(22,080)
Net decrease in net loans receivable	3,921	900	3,530
Purchase of Federal Home Loan Bank Stock	(6,691)	(7,200)	(7,039)
Redemption of Federal Home Loan Bank stock	6,592	6,737	7,059
Acquisition of premises and equipment	(16)	(9)	(11)
Net cash used for investing activities	(2,290)	(16,807)	(10,819)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	(266)	4,011	2,350
Repayments of Federal Home Loan Bank long-term advances	(16,109)		(101,696)
Net increase in Federal Home Loan Bank short-term advances	15,604	11,772	106,197
Purchase of treasury stock	(622)	(359)	(19)
Increase in unallocated ESOP shares	(32)	(1,104)	(47)
Cash dividends paid	(689)	(482)	(489)
Net cash provided by (used for) financing activities	(2,114)	13,838	6,296
Increase (decrease) in cash and cash equivalents	169	(71)	(1,230)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,272	2,343	3,573
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,441	2,272	2,343
Cash paid during the year for:
Interest	2,991	1,796	1,398
Taxes	1,003	884	808
Non-cash items:
Bonds received from issuer exchange offer			1,002
Educational Improvement Tax Credits	$ 50	$ 80